American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
April 30, 2025

Strategic Allocation: Aggressive - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 52.6%
American Century Diversified Corporate Bond ETF	288,278	13,432,256
American Century Focused Dynamic Growth ETF(2)	362,256	33,939,765
American Century Focused Large Cap Value ETF	572,751	38,460,230
American Century Multisector Income ETF	556,847	24,317,341
American Century Quality Diversified International ETF	608,814	32,918,573
American Century Short Duration Strategic Income ETF	70,956	3,642,526
American Century U.S. Quality Growth ETF(3)	372,209	36,208,492
American Century U.S. Quality Value ETF(3)	625,984	36,995,654
Avantis Emerging Markets Equity ETF(3)	620,958	37,574,169
Avantis International Equity ETF(3)	271,616	18,727,923
Avantis International Small Cap Value ETF	128,889	9,347,030
Avantis U.S. Equity ETF	469,059	42,510,817
Avantis U.S. Small Cap Value ETF	136,266	11,256,934
TOTAL AFFILIATED FUNDS (Cost $240,647,214)		339,331,710
COMMON STOCKS — 31.7%
Aerospace and Defense — 0.5%
AAR Corp.(2)	1,752	93,662
ATI, Inc.(2)	1,756	95,491
Axon Enterprise, Inc.(2)	721	442,189
Babcock International Group PLC	5,800	62,482
Curtiss-Wright Corp.	929	320,403
Exosens SAS(2)	1,398	54,410
Hexcel Corp.	7,738	375,061
Howmet Aerospace, Inc.	4,143	574,137
Huntington Ingalls Industries, Inc.	430	99,046
L3Harris Technologies, Inc.	3,140	690,863
Rheinmetall AG	191	325,283
		3,133,027
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,064	65,835
Deutsche Post AG	7,790	332,851
FedEx Corp.	610	128,301
Logista Integral SA	2,146	73,368
		600,355
Automobile Components — 0.3%
BorgWarner, Inc.	9,106	258,428
Cie Generale des Etablissements Michelin SCA	5,552	203,013
Continental AG	5,674	443,563
Gentex Corp.	9,149	199,265
Hyundai Mobis Co. Ltd.	2,382	447,122
Linamar Corp.	3,643	133,686
		1,685,077
Automobiles — 0.4%
Bayerische Motoren Werke AG	5,572	472,603
Ferrari NV	1,214	555,746
Kia Corp.	2,865	182,080
Mercedes-Benz Group AG	7,019	419,658
Tesla, Inc.(2)	1,982	559,241

Volvo Car AB, Class B(2)	58,058	99,031
		2,288,359
Banks — 1.6%
Bancorp, Inc.(2)	2,064	99,712
Bank Central Asia Tbk. PT	785,700	417,749
Bank of America Corp.	10,340	412,359
Bankinter SA	9,378	109,244
Barclays PLC	160,518	639,446
BAWAG Group AG(2)	603	66,094
BNP Paribas SA	2,420	205,045
BPER Banca SpA	15,718	127,663
Commerce Bancshares, Inc.	11,805	717,036
Commerzbank AG	11,577	306,415
First Hawaiian, Inc.	7,705	176,136
Fukuoka Financial Group, Inc.	700	18,494
Hana Financial Group, Inc.	7,862	356,543
ING Groep NV, Series N	17,043	330,963
JPMorgan Chase & Co.	2,920	714,290
Mebuki Financial Group, Inc.	27,300	133,391
NU Holdings Ltd., Class A(2)	59,647	741,412
PNC Financial Services Group, Inc.	2,855	458,770
Prosperity Bancshares, Inc.	1,693	114,955
Rakuten Bank Ltd.(2)	8,700	365,902
Regions Financial Corp.	16,203	330,703
Societe Generale SA	24,701	1,287,885
Suruga Bank Ltd.(3)	9,500	84,150
Triumph Financial, Inc.(2)	1,350	72,117
Truist Financial Corp.	21,959	841,908
U.S. Bancorp	22,427	904,705
Westamerica Bancorporation	4,937	239,099
Woori Financial Group, Inc.	10,670	132,869
		10,405,055
Beverages — 0.2%
Celsius Holdings, Inc.(2)	2,318	81,037
Heineken NV	3,852	344,812
Lifedrink Co., Inc.	4,200	49,985
PepsiCo, Inc.	2,501	339,086
Pernod Ricard SA	4,134	448,107
		1,263,027
Biotechnology — 0.6%
AbbVie, Inc.	2,140	417,514
ADMA Biologics, Inc.(2)	5,450	129,710
Alkermes PLC(2)	2,449	70,458
Alnylam Pharmaceuticals, Inc.(2)	2,053	540,432
Amicus Therapeutics, Inc.(2)	26,380	202,598
Arcutis Biotherapeutics, Inc.(2)	3,960	59,044
Argenx SE, ADR(2)	239	154,188
Biohaven Ltd.(2)	1,553	34,352
BioMarin Pharmaceutical, Inc.(2)	2,873	182,981
Blueprint Medicines Corp.(2)	892	79,834
Bridgebio Pharma, Inc.(2)	2,441	93,637
Celldex Therapeutics, Inc.(2)	1,656	34,494
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,689	36,866
Crinetics Pharmaceuticals, Inc.(2)	1,561	52,122
CSL Ltd.	2,256	362,117

Cytokinetics, Inc.(2)	879	37,656
Halozyme Therapeutics, Inc.(2)	1,816	111,539
Insmed, Inc.(2)	2,089	150,408
Madrigal Pharmaceuticals, Inc.(2)(3)	389	129,891
Metsera, Inc.(2)	715	17,239
Mineralys Therapeutics, Inc.(2)	2,077	29,514
Natera, Inc.(2)	3,290	496,560
Newamsterdam Pharma Co. NV(2)(3)	911	17,427
Nuvalent, Inc., Class A(2)	638	48,967
Revolution Medicines, Inc.(2)	1,755	70,867
Scholar Rock Holding Corp.(2)	1,625	53,479
Telix Pharmaceuticals Ltd.(2)	5,969	103,764
Twist Bioscience Corp.(2)	1,853	71,007
Vaxcyte, Inc.(2)	1,513	54,226
Vera Therapeutics, Inc.(2)	1,074	25,099
Vertex Pharmaceuticals, Inc.(2)	471	239,975
Viking Therapeutics, Inc.(2)	717	20,700
		4,128,665
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.	6,100	91,073
Alibaba Group Holding Ltd., ADR	3,864	461,478
Amazon.com, Inc.(2)	7,547	1,391,818
Ollie's Bargain Outlet Holdings, Inc.(2)	590	62,605
Ryohin Keikaku Co. Ltd.	15,500	523,908
		2,530,882
Building Products — 0.4%
A.O. Smith Corp.	4,106	278,633
Cie de Saint-Gobain SA	3,215	349,528
Fortune Brands Innovations, Inc.	1,886	101,505
Hayward Holdings, Inc.(2)	13,715	182,821
Janus International Group, Inc.(2)	8,014	55,136
JELD-WEN Holding, Inc.(2)	7,621	42,068
Johnson Controls International PLC	14,235	1,194,316
Sanwa Holdings Corp.	2,100	68,928
Trex Co., Inc.(2)	2,688	155,420
		2,428,355
Capital Markets — 1.4%
Ameriprise Financial, Inc.	793	373,519
ARES Management Corp., Class A	6,289	959,261
Bank of New York Mellon Corp.	4,339	348,899
Blackrock, Inc.	275	251,421
Coinbase Global, Inc., Class A(2)	2,474	501,950
flatexDEGIRO AG	3,851	101,346
Hamilton Lane, Inc., Class A	987	152,482
Intercontinental Exchange, Inc.	1,369	229,951
Intermediate Capital Group PLC	1,790	45,026
KKR & Co., Inc.	1,826	208,657
London Stock Exchange Group PLC	4,931	767,813
LPL Financial Holdings, Inc.	3,468	1,109,032
Marex Group PLC	2,986	132,429
Morgan Stanley	4,090	472,068
MSCI, Inc.	1,545	842,195
Northern Trust Corp.	8,987	844,598
P10, Inc., Class A	4,705	52,084
Partners Group Holding AG	79	103,511

Raymond James Financial, Inc.	1,823	249,824
S&P Global, Inc.	940	470,047
St. James's Place PLC	6,645	83,763
Swissquote Group Holding SA	145	74,849
T. Rowe Price Group, Inc.	3,900	345,345
TPG, Inc.	4,357	202,383
XP, Inc., Class A	21,854	351,849
		9,274,302
Chemicals — 0.5%
Air Liquide SA	3,110	639,037
Akzo Nobel NV(3)	5,371	339,096
Arkema SA	3,185	242,141
Avient Corp.	5,132	170,947
DSM-Firmenich AG	3,844	417,586
Ecolab, Inc.	1,175	295,430
Element Solutions, Inc.	18,676	381,177
FUCHS SE, Preference Shares	1,038	52,048
Linde PLC	1,002	454,136
PPG Industries, Inc.	2,875	312,972
Resonac Holdings Corp.	2,500	45,470
Sensient Technologies Corp.	664	62,383
Tokyo Ohka Kogyo Co. Ltd.	4,000	88,000
		3,500,423
Commercial Services and Supplies — 0.4%
ABM Industries, Inc.	6,497	316,664
Casella Waste Systems, Inc., Class A(2)	2,147	252,165
Clean Harbors, Inc.(2)	591	126,438
Copart, Inc.(2)	3,263	199,141
Daiei Kankyo Co. Ltd.	4,700	96,289
GFL Environmental, Inc.	10,314	514,669
Republic Services, Inc.	3,967	994,725
SPIE SA	1,528	74,891
		2,574,982
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	2,311	190,126
Ciena Corp.(2)	2,166	145,468
Extreme Networks, Inc.(2)	4,961	65,287
F5, Inc.(2)	869	230,059
Motorola Solutions, Inc.	861	379,176
		1,010,116
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.	1,327	65,715
Construction Partners, Inc., Class A(2)	1,790	147,030
Eiffage SA	1,989	270,649
EMCOR Group, Inc.	925	370,647
Kinden Corp.	4,700	121,656
Sterling Infrastructure, Inc.(2)	821	122,682
Ventia Services Group Pty. Ltd.	31,561	85,451
Vinci SA	2,469	346,814
		1,530,644
Construction Materials — 0.2%
CRH PLC	5,325	508,112
Eagle Materials, Inc.	1,489	337,095
Knife River Corp.(2)	710	66,300
Martin Marietta Materials, Inc.	306	160,338

Titan America SA(2)	5,783	76,509
Vulcan Materials Co.	1,553	407,398
Wienerberger AG	465	16,327
		1,572,079
Consumer Finance — 0.1%
American Express Co.	1,095	291,719
Cembra Money Bank AG	822	99,223
Dave, Inc.(2)	599	56,797
Zip Co. Ltd.(2)	31,371	35,144
		482,883
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	1,941	146,672
Casey's General Stores, Inc.	651	301,146
Costco Wholesale Corp.	341	339,125
Kobe Bussan Co. Ltd.	1,500	45,840
Koninklijke Ahold Delhaize NV	10,499	431,079
Maplebear, Inc.(2)	6,035	240,736
Marks & Spencer Group PLC	17,285	89,822
PriceSmart, Inc.	981	99,562
Redcare Pharmacy NV(2)	527	78,753
Sysco Corp.	4,388	313,303
Tsuruha Holdings, Inc.(3)	1,300	104,571
		2,190,609
Containers and Packaging — 0.3%
Ball Corp.	3,153	163,767
Graphic Packaging Holding Co.	30,471	771,221
Packaging Corp. of America	2,327	431,914
Verallia SA	19,957	667,333
		2,034,235
Distributors — 0.1%
D'ieteren Group	395	78,882
LKQ Corp.	4,571	174,658
Pool Corp.	1,846	541,136
		794,676
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(2)	4,683	587,342
Duolingo, Inc.(2)	1,991	775,454
OneSpaWorld Holdings Ltd.	5,821	97,211
Stride, Inc.(2)	1,236	175,821
		1,635,828
Diversified REITs — 0.2%
British Land Co. PLC	63,270	332,854
Essential Properties Realty Trust, Inc.	7,682	247,130
Merlin Properties Socimi SA(3)	16,967	192,410
Mirvac Group	165,432	241,308
Stockland	102,923	361,696
		1,375,398
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	2,687	108,741
Gamma Communications PLC	2,531	45,183
Globalstar, Inc.(2)	1,708	32,828
Orange SA	7,716	111,944
Verizon Communications, Inc.	6,736	296,788
		595,484

Electric Utilities — 0.5%
Evergy, Inc.	8,160	563,856
Eversource Energy	10,777	641,016
Iberdrola SA	30,797	555,142
NextEra Energy, Inc.	8,974	600,181
PPL Corp.	6,237	227,651
Xcel Energy, Inc.	7,135	504,444
		3,092,290
Electrical Equipment — 0.5%
AMETEK, Inc.	1,221	207,057
Eaton Corp. PLC	976	287,305
Emerson Electric Co.	3,979	418,233
Furukawa Electric Co. Ltd.	1,100	34,740
GE Vernova, Inc.	350	129,787
Hubbell, Inc.	736	267,300
Legrand SA	1,968	216,283
nVent Electric PLC	3,510	192,734
Regal Rexnord Corp.	691	73,135
Schneider Electric SE	1,788	417,759
Siemens Energy AG(2)	8,272	638,463
SWCC Corp.(3)	2,300	104,518
Vertiv Holdings Co., Class A	5,542	473,176
		3,460,490
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	1,036	166,340
Keyence Corp.	1,400	585,328
Keysight Technologies, Inc.(2)	476	69,211
Littelfuse, Inc.	559	101,911
Maruwa Co. Ltd.	300	61,688
Mirion Technologies, Inc., Class A(2)	6,921	109,213
TE Connectivity PLC	3,341	489,056
		1,582,747
Energy Equipment and Services — 0.2%
Aris Water Solutions, Inc., Class A	1,170	29,203
Baker Hughes Co.	12,558	444,553
DOF Group ASA(2)	7,974	62,534
Expro Group Holdings NV(2)	11,116	91,930
SBM Offshore NV(3)	3,075	64,649
Schlumberger NV	11,032	366,814
Subsea 7 SA	6,086	92,148
TechnipFMC PLC	1,245	35,072
Transocean Ltd.(2)	35,964	76,603
		1,263,506
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	396	46,921
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	68,453
Netflix, Inc.(2)	259	293,115
Spotify Technology SA(2)	810	497,324
		905,813
Financial Services — 0.5%
Adyen NV(2)	293	474,136
Block, Inc.(2)	1,902	111,210
Corpay, Inc.(2)	2,466	802,363
Fiserv, Inc.(2)	1,374	253,599
Mastercard, Inc., Class A	1,479	810,581

Payoneer Global, Inc.(2)	1,875	13,181
Shift4 Payments, Inc., Class A(2)(3)	973	79,591
Visa, Inc., Class A	1,174	405,617
		2,950,278
Food Products — 0.3%
AAK AB	952	24,897
Aryzta AG(2)	27,189	68,194
Conagra Brands, Inc.	21,086	521,035
Freshpet, Inc.(2)	886	65,156
General Mills, Inc.	6,763	383,733
Kerry Group PLC, Class A	4,941	523,063
Mondelez International, Inc., Class A	4,350	296,365
Toyo Suisan Kaisha Ltd.	1,200	77,575
Vital Farms, Inc.(2)	2,803	95,975
		2,055,993
Gas Utilities — 0.2%
Nippon Gas Co. Ltd.	3,800	70,090
ONE Gas, Inc.	5,993	470,511
Spire, Inc.	6,230	476,844
		1,017,445
Ground Transportation — 0.5%
CSX Corp.	21,989	617,231
Knight-Swift Transportation Holdings, Inc.	2,719	106,503
Kyushu Railway Co.	3,300	85,408
Norfolk Southern Corp.	5,445	1,219,952
Schneider National, Inc., Class B	3,435	73,818
Uber Technologies, Inc.(2)	3,056	247,567
Union Pacific Corp.	1,248	269,144
XPO, Inc.(2)	4,125	437,745
		3,057,368
Health Care Equipment and Supplies — 1.1%
Alphatec Holdings, Inc.(2)	14,148	155,345
Becton Dickinson & Co.	3,587	742,832
Dexcom, Inc.(2)	9,568	682,964
Eckert & Ziegler SE	898	61,385
Envista Holdings Corp.(2)	18,098	291,016
GE HealthCare Technologies, Inc.	9,398	660,961
Hologic, Inc.(2)	5,311	309,100
IDEXX Laboratories, Inc.(2)	1,414	611,767
Insulet Corp.(2)	2,089	527,034
Integer Holdings Corp.(2)	762	96,248
Intuitive Surgical, Inc.(2)	592	305,354
Medtronic PLC	5,425	459,823
SI-BONE, Inc.(2)	6,572	89,708
Terumo Corp.	27,800	532,112
UFP Technologies, Inc.(2)	600	125,124
Ypsomed Holding AG(3)	105	44,737
Zimmer Biomet Holdings, Inc.	13,479	1,389,011
		7,084,521
Health Care Providers and Services — 1.0%
Cardinal Health, Inc.	1,423	201,056
Cencora, Inc.	3,510	1,027,272
Centene Corp.(2)	6,636	397,165
Chartwell Retirement Residences	36,248	455,138
Cigna Group	1,114	378,804

Encompass Health Corp.	1,272	148,811
Ensign Group, Inc.	1,323	170,654
Galenica AG	408	42,735
HealthEquity, Inc.(2)	1,309	112,207
Henry Schein, Inc.(2)	14,125	917,701
Labcorp Holdings, Inc.	3,505	844,740
NeoGenomics, Inc.(2)	8,154	52,145
Pediatrix Medical Group, Inc.(2)	4,117	53,027
Quest Diagnostics, Inc.	2,008	357,866
RadNet, Inc.(2)	2,632	137,864
Talkspace, Inc.(2)	15,434	47,382
UnitedHealth Group, Inc.	1,470	604,817
Universal Health Services, Inc., Class B	1,658	293,582
		6,242,966
Health Care REITs — 0.6%
Aedifica SA	3,562	285,088
American Healthcare REIT, Inc.	5,681	183,383
CareTrust REIT, Inc.	11,154	326,477
Healthpeak Properties, Inc.	21,414	382,026
Ventas, Inc.	18,006	1,261,860
Welltower, Inc.	9,342	1,425,496
		3,864,330
Health Care Technology — 0.1%
Phreesia, Inc.(2)	2,387	59,580
Pro Medicus Ltd.	251	36,804
Schrodinger, Inc.(2)	2,471	63,332
Veeva Systems, Inc., Class A(2)	1,676	391,664
		551,380
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,506	120,105
Invincible Investment Corp.	176	72,742
Japan Hotel REIT Investment Corp.	131	64,781
		257,628
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(2)	3,194	389,412
Booking Holdings, Inc.	49	249,865
Brinker International, Inc.(2)	889	119,393
Chipotle Mexican Grill, Inc.(2)	18,895	954,575
DoorDash, Inc., Class A(2)	1,835	353,953
GENDA, Inc.(2)(3)	8,400	64,380
Guzman y Gomez Ltd.(2)(3)	2,069	42,593
Hilton Worldwide Holdings, Inc.	5,759	1,298,539
Life Time Group Holdings, Inc.(2)	3,374	103,447
MakeMyTrip Ltd.(2)	4,036	423,053
Planet Fitness, Inc., Class A(2)	1,651	156,168
Round One Corp.	8,800	54,625
Sodexo SA	2,863	181,734
Trip.com Group Ltd., ADR	7,037	415,113
Viking Holdings Ltd.(2)	5,765	236,538
Whitbread PLC	11,627	403,818
		5,447,206
Household Durables — 0.2%
Barratt Redrow PLC	38,712	241,338
Breville Group Ltd.(3)	690	12,651
Champion Homes, Inc.(2)	1,238	107,087

De' Longhi SpA	1,791	55,426
Mohawk Industries, Inc.(2)	3,359	357,230
Taylor Wimpey PLC	313,585	492,738
TopBuild Corp.(2)	991	293,098
		1,559,568
Household Products — 0.5%
Church & Dwight Co., Inc.	8,306	825,118
Colgate-Palmolive Co.	1,903	175,438
Henkel AG & Co. KGaA, Preference Shares	4,708	365,653
Kimberly-Clark Corp.	3,901	514,074
Procter & Gamble Co.	3,263	530,466
Reckitt Benckiser Group PLC	14,836	957,612
		3,368,361
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	517	111,196
TransAlta Corp.	6,421	57,242
Vistra Corp.	6,060	785,558
		953,996
Industrial Conglomerates — 0.1%
Hitachi Ltd.	6,900	170,537
Honeywell International, Inc.	1,365	287,333
		457,870
Industrial REITs — 0.5%
EastGroup Properties, Inc.	1,698	277,487
Goodman Group	31,066	594,722
Prologis, Inc.	15,848	1,619,666
STAG Industrial, Inc.	3,832	126,571
Tritax Big Box REIT PLC	45,512	87,059
Warehouses De Pauw CVA(2)	7,321	186,994
		2,892,499
Insurance — 0.8%
Aegon Ltd.	39,419	253,541
Allstate Corp.	1,752	347,579
Beazley PLC	6,577	77,929
Goosehead Insurance, Inc., Class A	713	69,311
Hanover Insurance Group, Inc.	1,585	263,268
HCI Group, Inc.	594	86,902
Just Group PLC	25,601	48,288
Kinsale Capital Group, Inc.	213	92,710
Marsh & McLennan Cos., Inc.	1,073	241,929
MetLife, Inc.	4,094	308,565
NN Group NV	1,411	86,523
Palomar Holdings, Inc.(2)	995	144,295
Progressive Corp.	886	249,622
Prudential PLC	55,366	588,694
Reinsurance Group of America, Inc.	3,132	586,655
Root, Inc., Class A(2)	729	101,819
Ryan Specialty Holdings, Inc., Class A	8,696	569,675
Storebrand ASA	8,255	99,668
Willis Towers Watson PLC	2,621	806,744
		5,023,717
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A	9,534	1,513,999
CAR Group Ltd.	2,054	43,841
Hemnet Group AB(2)	2,491	85,505

Meta Platforms, Inc., Class A	1,749	960,201
Pinterest, Inc., Class A(2)	16,755	424,237
QuinStreet, Inc.(2)	5,492	96,220
Scout24 SE	972	115,840
Tencent Holdings Ltd.	10,700	655,385
		3,895,228
IT Services — 0.6%
Accenture PLC, Class A	1,285	384,408
Alten SA	261	22,123
Amdocs Ltd.	5,849	518,104
BIPROGY, Inc.	1,600	52,253
Cloudflare, Inc., Class A(2)	7,496	905,367
Cognizant Technology Solutions Corp., Class A	5,366	394,776
Globant SA(2)	345	40,562
Grid Dynamics Holdings, Inc.(2)	2,418	34,239
International Business Machines Corp.	1,735	419,558
MongoDB, Inc.(2)	2,593	446,437
NEC Corp.	26,500	645,085
NEXTDC Ltd.(2)(3)	3,013	22,876
SCSK Corp.	2,500	65,388
		3,951,176
Leisure Products — 0.0%
MIPS AB(3)	585	20,618
Technogym SpA	1,887	25,499
Thule Group AB(3)	703	16,024
YETI Holdings, Inc.(2)	2,405	68,663
Yonex Co. Ltd.	2,900	47,452
		178,256
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	2,628	282,773
Avantor, Inc.(2)	10,079	130,926
Bio-Techne Corp.	2,371	119,380
Danaher Corp.	1,976	393,876
ICON PLC(2)	1,540	233,217
IQVIA Holdings, Inc.(2)	5,556	861,569
Lonza Group AG	890	639,473
Mettler-Toledo International, Inc.(2)	161	172,362
Qiagen NV(2)	3,253	139,066
Siegfried Holding AG(2)(3)	550	65,481
Thermo Fisher Scientific, Inc.	606	259,974
West Pharmaceutical Services, Inc.	2,423	511,956
		3,810,053
Machinery — 0.7%
Albany International Corp., Class A	2,224	146,250
CNH Industrial NV	5,691	65,845
Crane Co.	2,200	354,156
Cummins, Inc.	1,654	486,012
Daimler Truck Holding AG	5,512	221,453
Deere & Co.	452	209,529
Doosan Bobcat, Inc.	788	27,092
Dover Corp.	1,119	190,957
Fluidra SA(3)	1,412	32,690
Gates Industrial Corp. PLC(2)	9,962	188,481
Georg Fischer AG(3)	408	29,500
Konecranes OYJ	1,362	91,251

Organo Corp.(3)	1,000	47,869
Oshkosh Corp.	7,824	655,338
Parker-Hannifin Corp.	331	200,275
RBC Bearings, Inc.(2)	341	112,043
RENK Group AG	1,871	112,717
Sulzer AG	381	64,488
Timken Co.	5,037	323,627
Toro Co.	2,644	180,532
Weir Group PLC	8,861	267,102
Xylem, Inc.	2,660	320,716
		4,327,923
Media — 0.3%
CyberAgent, Inc.(3)	8,400	71,904
Fox Corp., Class B	2,576	119,114
Interpublic Group of Cos., Inc.	13,831	347,435
Magnite, Inc.(2)	7,616	90,554
New York Times Co., Class A	706	36,755
Omnicom Group, Inc.	4,288	326,574
Trade Desk, Inc., Class A(2)	5,931	318,080
WPP PLC	39,955	309,753
		1,620,169
Metals and Mining — 0.2%
Acerinox SA	4,253	48,064
Alamos Gold, Inc., Class A	4,448	127,155
Capstone Copper Corp.(2)	9,220	44,408
Carpenter Technology Corp.	935	182,895
GMK Norilskiy Nickel PAO(2)(4)	244,600	3
Reliance, Inc.	1,369	394,587
Sandfire Resources Ltd.(2)(3)	7,014	44,672
Torex Gold Resources, Inc.(2)	4,143	134,183
Vale SA	11,700	109,039
		1,085,006
Multi-Utilities — 0.1%
Hera SpA	11,809	55,907
Northwestern Energy Group, Inc.	11,861	690,666
WEC Energy Group, Inc.	339	37,127
		783,700
Office REITs — 0.1%
Cousins Properties, Inc.	3,995	110,023
Mindspace Business Parks REIT	11,019	50,258
Orix JREIT, Inc.	156	196,478
Vornado Realty Trust	3,608	127,290
		484,049
Oil, Gas and Consumable Fuels — 0.8%
Cheniere Energy, Inc.	1,345	310,843
ConocoPhillips	2,098	186,974
Coterra Energy, Inc.	16,060	394,434
Diamondback Energy, Inc.	2,051	270,753
Eni SpA	8,136	116,520
Enterprise Products Partners LP	31,166	931,863
EOG Resources, Inc.	1,035	114,192
EQT Corp.	3,008	148,716
Expand Energy Corp.	2,955	307,024
Gaztransport Et Technigaz SA	729	118,829
Kosmos Energy Ltd.(2)	34,172	52,625

Occidental Petroleum Corp.	7,127	280,875
Parkland Corp.	7,982	201,084
Permian Resources Corp.	16,751	197,662
Repsol SA	32,282	394,604
Shell PLC	4,924	158,906
Targa Resources Corp.	4,018	686,676
		4,872,580
Paper and Forest Products — 0.0%
Mondi PLC	15,510	235,428
Passenger Airlines — 0.1%
Southwest Airlines Co.	15,925	445,263
Personal Care Products — 0.2%
elf Beauty, Inc.(2)	687	42,505
Estee Lauder Cos., Inc., Class A	5,984	358,800
Kenvue, Inc.	33,668	794,565
		1,195,870
Pharmaceuticals — 0.8%
ALK-Abello AS(2)	3,161	73,684
AstraZeneca PLC	3,872	554,729
Bristol-Myers Squibb Co.	2,461	123,542
Camurus AB(2)	738	47,429
CorMedix, Inc.(2)(3)	1,830	16,818
Edgewise Therapeutics, Inc.(2)	1,909	31,308
Eli Lilly & Co.	687	617,579
Galderma Group AG	2,903	337,171
GSK PLC	40,491	801,021
Haleon PLC	76,227	383,564
Hikma Pharmaceuticals PLC	4,544	120,414
Merck & Co., Inc.	2,206	187,951
Novo Nordisk AS, Class B	2,432	162,607
Roche Holding AG	1,065	348,240
Sanofi SA	1,498	163,869
Sanofi SA, ADR	9,850	541,258
Verona Pharma PLC, ADR(2)	653	47,062
Zoetis, Inc.	1,888	295,283
		4,853,529
Professional Services — 0.7%
Adecco Group AG	21,348	555,607
ALS Ltd.	11,490	126,074
Automatic Data Processing, Inc.	701	210,721
BayCurrent, Inc.	2,700	145,486
CACI International, Inc., Class A(2)	166	76,006
Equifax, Inc.	867	225,533
Experian PLC	11,185	556,465
First Advantage Corp.(2)	5,719	80,638
Korn Ferry	1,916	118,217
Paylocity Holding Corp.(2)	596	114,492
Randstad NV	11,627	466,704
RELX PLC	11,612	633,726
TechnoPro Holdings, Inc.	3,200	71,359
Teleperformance SE	5,047	553,429
Verisk Analytics, Inc.	2,269	672,600
Verra Mobility Corp.(2)	5,094	111,049
		4,718,106

Real Estate Management and Development — 0.2%
Colliers International Group, Inc.	435	51,926
CTP NV	11,836	222,316
FirstService Corp.	417	73,196
FirstService Corp. (Toronto)	845	148,307
Katitas Co. Ltd.	4,500	65,201
Mitsui Fudosan Co. Ltd.	43,600	432,104
PSP Swiss Property AG	522	92,953
Savills PLC	1,148	14,236
Sumitomo Realty & Development Co. Ltd.	2,600	96,840
TAG Immobilien AG(2)	2,687	43,747
Tokyo Tatemono Co. Ltd.	16,400	294,025
		1,534,851
Residential REITs — 0.6%
Advance Residence Investment Corp.	127	130,862
American Homes 4 Rent, Class A	6,404	239,445
AvalonBay Communities, Inc.	1,710	359,066
Camden Property Trust	1,234	140,429
Comforia Residential REIT, Inc.	39	75,817
Equity LifeStyle Properties, Inc.	1,818	117,770
Equity Residential	8,664	608,733
Essex Property Trust, Inc.	2,207	616,084
Invitation Homes, Inc.	12,620	431,478
Mid-America Apartment Communities, Inc.	2,719	434,088
Nippon Accommodations Fund, Inc.	153	124,813
Sun Communities, Inc.	891	110,867
UDR, Inc.	5,875	246,045
UNITE Group PLC	29,932	343,889
		3,979,386
Retail REITs — 0.7%
Agree Realty Corp.(3)	8,018	622,277
CapitaLand Integrated Commercial Trust	157,000	258,375
Charter Hall Retail REIT	43,276	103,370
Frasers Centrepoint Trust	87,300	151,239
Japan Metropolitan Fund Invest	371	247,190
Kite Realty Group Trust	5,936	128,514
Link REIT	49,700	232,688
Realty Income Corp.	12,147	702,825
Regency Centers Corp.	7,081	511,106
Scentre Group	156,296	362,098
Simon Property Group, Inc.	3,960	623,225
Unibail-Rodamco-Westfield	2,575	217,987
Urban Edge Properties	9,545	172,478
		4,333,372
Semiconductors and Semiconductor Equipment — 1.2%
Analog Devices, Inc.	3,881	756,484
Applied Materials, Inc.	270	40,692
ARM Holdings PLC, ADR(2)	632	72,080
ASML Holding NV	960	642,664
Broadcom, Inc.	4,851	933,672
Credo Technology Group Holding Ltd.(2)	1,842	79,298
Ichor Holdings Ltd.(2)	2,295	45,395
Impinj, Inc.(2)	547	50,395
Lattice Semiconductor Corp.(2)	3,571	174,729
MACOM Technology Solutions Holdings, Inc.(2)	909	94,309

Marvell Technology, Inc.	2,403	140,263
Melexis NV(3)	404	24,243
Monolithic Power Systems, Inc.	882	523,114
Nova Ltd.(2)	351	68,870
NVIDIA Corp.	18,553	2,020,793
NXP Semiconductors NV	629	115,931
Onto Innovation, Inc.(2)	373	45,495
Power Integrations, Inc.	1,423	69,898
Rambus, Inc.(2)	1,823	88,944
Silicon Laboratories, Inc.(2)	1,097	111,631
SUMCO Corp.	51,100	352,390
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	1,048,378
Teradyne, Inc.	4,447	330,012
Tower Semiconductor Ltd.(2)	1,091	39,036
		7,868,716
Software — 2.6%
ACI Worldwide, Inc.(2)	3,018	161,040
Agilysys, Inc.(2)	874	64,982
AppLovin Corp., Class A(2)	3,906	1,051,925
BlackLine, Inc.(2)	1,774	83,786
Cadence Design Systems, Inc.(2)	2,952	878,929
Crowdstrike Holdings, Inc., Class A(2)	463	198,567
CyberArk Software Ltd.(2)	590	207,774
Datadog, Inc., Class A(2)	7,757	792,455
Descartes Systems Group, Inc.(2)	852	89,724
Docusign, Inc.(2)	6,473	529,168
Dynatrace, Inc.(2)	3,258	153,028
Elastic NV(2)	647	55,771
Fair Isaac Corp.(2)	542	1,078,407
Guidewire Software, Inc.(2)	4,041	827,476
HubSpot, Inc.(2)	1,410	862,215
Kinaxis, Inc.(2)	510	68,864
Klaviyo, Inc., Class A(2)	2,544	77,439
Manhattan Associates, Inc.(2)	2,166	384,227
Microsoft Corp.	8,013	3,167,218
nCino, Inc.(2)(3)	2,530	58,696
Onestream, Inc.(2)	2,736	58,550
Open Text Corp.	5,445	147,401
Palantir Technologies, Inc., Class A(2)	26,706	3,163,059
Q2 Holdings, Inc.(2)	1,199	95,021
Salesforce, Inc.	811	217,924
Samsara, Inc., Class A(2)	4,842	192,034
SAP SE	3,216	940,965
ServiceNow, Inc.(2)	158	150,892
SimilarWeb Ltd.(2)	4,580	34,533
Tenable Holdings, Inc.(2)	1,911	58,419
Workday, Inc., Class A(2)	1,156	283,220
Zscaler, Inc.(2)	3,377	763,776
		16,897,485
Specialized REITs — 1.1%
American Tower Corp.	2,070	466,599
Big Yellow Group PLC	10,673	143,689
CubeSmart	5,528	224,824
Digital Realty Trust, Inc.	3,840	616,473
Equinix, Inc.	1,905	1,639,729

Iron Mountain, Inc.	3,246	291,069
Keppel DC REIT	132,300	218,883
National Storage Affiliates Trust	1,302	48,434
Public Storage	4,655	1,398,502
SBA Communications Corp.	2,365	575,641
Smartstop Self Storage REIT, Inc.	2,608	91,645
VICI Properties, Inc.	42,286	1,353,998
		7,069,486
Specialty Retail — 0.5%
Aritzia, Inc.(2)	1,595	56,102
Auto1 Group SE(2)	5,262	126,433
Boot Barn Holdings, Inc.(2)	1,017	106,114
Burlington Stores, Inc.(2)	2,697	606,933
CarMax, Inc.(2)	1,595	103,149
Home Depot, Inc.	1,745	629,055
JB Hi-Fi Ltd.	1,779	117,890
Sanrio Co. Ltd.	1,500	59,769
TJX Cos., Inc.	3,775	485,767
Tractor Supply Co.	5,433	275,018
Warby Parker, Inc., Class A(2)	6,562	108,339
Zalando SE(2)	15,641	571,151
		3,245,720
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	8,697	1,848,113
HP, Inc.	18,887	482,941
Samsung Electronics Co. Ltd.	20,042	781,989
Super Micro Computer, Inc.(2)(3)	4,914	156,560
		3,269,603
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	5,200	111,769
Cie Financiere Richemont SA, Class A	1,693	299,162
Deckers Outdoor Corp.(2)	780	86,448
On Holding AG, Class A(2)	11,348	545,952
		1,043,331
Tobacco — 0.1%
British American Tobacco PLC	11,773	512,813
KT&G Corp.	1,098	88,624
		601,437
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	271	65,929
Beijer Ref AB(3)	1,130	17,236
Bunzl PLC	16,100	505,935
Core & Main, Inc., Class A(2)	6,986	368,022
Diploma PLC	2,013	106,813
Ferguson Enterprises, Inc.	880	149,301
Herc Holdings, Inc.	275	30,096
MonotaRO Co. Ltd.(3)	23,200	446,202
MSC Industrial Direct Co., Inc., Class A	9,412	719,830
Rexel SA	10,285	285,755
SGH Ltd.	2,539	83,037
SiteOne Landscape Supply, Inc.(2)	1,195	137,198
Sojitz Corp.	3,200	75,705
Sumitomo Corp.	17,600	429,728

United Rentals, Inc.	266	167,966
WESCO International, Inc.	2,400	391,104
		3,979,857
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	346	87,186
TOTAL COMMON STOCKS (Cost $162,881,543)		204,491,199
U.S. TREASURY SECURITIES — 7.7%
U.S. Treasury Bonds, 2.00%, 11/15/41	3,150,000	2,186,358
U.S. Treasury Bonds, 2.375%, 2/15/42	4,599,000	3,373,438
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	201,445
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	35,326
U.S. Treasury Bonds, 4.625%, 11/15/44	470,000	465,447
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	531,461	528,788
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	931,993	728,975
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	430,234	322,193
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	1,574,465	1,332,892
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	501,357	368,943
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	528,736	386,335
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	674,069	371,143
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	1,146,230	619,806
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	779,760	719,670
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	442,288	437,164
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	8,112,560	8,248,230
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	955,396	862,901
U.S. Treasury Notes, 4.625%, 2/28/26	6,020,000	6,050,167
U.S. Treasury Notes, 2.75%, 7/31/27	311,000	305,333
U.S. Treasury Notes, 3.875%, 11/30/27	3,895,000	3,922,235
U.S. Treasury Notes, 4.375%, 8/31/28	3,830,000	3,920,439
U.S. Treasury Notes, 1.50%, 11/30/28(5)	6,900,000	6,410,396
U.S. Treasury Notes, 3.50%, 4/30/30	3,550,000	3,512,559
U.S. Treasury Notes, 4.375%, 11/30/30	1,870,000	1,923,799
U.S. Treasury Notes, 4.375%, 5/15/34	2,550,000	2,599,456
TOTAL U.S. TREASURY SECURITIES (Cost $52,984,584)		49,833,438
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.3%
FHLMC, 4.50%, 10/1/52	2,688,747	2,577,650
FHLMC, 5.50%, 12/1/52	1,261,574	1,263,457
FHLMC, 5.00%, 6/1/53	1,348,860	1,325,118
FNMA, 3.50%, 9/1/52	2,958,264	2,675,050
FNMA, 4.50%, 10/1/52	2,682,112	2,570,935
FNMA, 5.50%, 3/1/54	1,277,867	1,278,689
GNMA, 2.00%, TBA	1,620,000	1,322,056
GNMA, 5.50%, TBA	2,665,000	2,664,407
GNMA, 7.00%, 12/15/27	958	964
GNMA, 7.00%, 5/15/31	2,401	2,503
GNMA, 6.50%, 10/15/38	80,335	84,537
GNMA, 4.50%, 6/15/41	78,914	77,231
UMBS , 4.00%, TBA	2,813,000	2,621,936
UMBS , 5.00%, TBA	6,354,000	6,220,888
UMBS , 5.50%, TBA	3,260,000	3,253,472
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $27,748,132)		27,938,893

SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Australia — 0.0%
Australia Government Bonds, 3.00%, 3/21/47	AUD	120,000	59,001
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	69,528
			128,529
Belgium — 0.1%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	470,000	531,126
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	27,000	33,474
			564,600
Canada — 0.0%
Province of British Columbia, 2.85%, 6/18/25	CAD	201,000	145,826
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	91,285
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	12,510
			249,621
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		60,000	55,935
China — 0.0%
China Government Bonds, 3.25%, 6/6/26	CNY	400,000	56,273
China Government Bonds, 3.29%, 5/23/29	CNY	300,000	44,456
			100,729
Colombia — 0.1%
Colombia Government International Bonds, 3.25%, 4/22/32		850,000	657,648
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	6,500,000,000	395,555
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	35,000,000	176,632
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	26,500,000	155,313
			331,945
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	250,000	58,121
Mexico — 0.1%
Mexico Bonos, 8.50%, 3/1/29	MXN	16,700,000	846,407
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	510,000	47,542
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36		420,000	406,841
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		300,000	364,462
Saudi Arabia — 0.2%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	750,000	853,062
Saudi Government International Bonds, 5.625%, 1/13/35(6)		450,000	465,884
			1,318,946
Thailand — 0.0%
Thailand Government Bonds, 3.85%, 12/12/25	THB	3,200,000	97,066
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	1,100,000	1,433,373
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,210,290)			7,057,320
CORPORATE BONDS — 0.9%
Aerospace and Defense — 0.0%
TransDigm, Inc., 4.625%, 1/15/29		190,000	182,970
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	316,422
Banks — 0.3%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	142,668

Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	132,570
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	172,384
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,410,343
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	226,518
			2,084,483
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		46,000	45,575
Commercial Services and Supplies — 0.0%
Clean Harbors, Inc., 6.375%, 2/1/31(6)		190,000	193,707
Diversified Telecommunication Services — 0.1%
Sprint Capital Corp., 6.875%, 11/15/28		258,000	276,025
Electric Utilities — 0.0%
Duke Energy Progress LLC, 4.15%, 12/1/44		40,000	32,680
MidAmerican Energy Co., 5.85%, 9/15/54		45,000	45,563
			78,243
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		12,000	10,466
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		270,000	251,328
Kaiser Foundation Hospitals, 3.00%, 6/1/51		70,000	44,709
			296,037
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		110,000	101,658
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)		142,000	145,446
MGM Resorts International, 4.625%, 9/1/26		39,000	38,706
Station Casinos LLC, 4.625%, 12/1/31(6)		530,000	479,521
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		200,000	198,132
			963,463
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		253,000	244,431
Meritage Homes Corp., 5.125%, 6/6/27		190,000	191,843
			436,274
Media — 0.0%
Comcast Corp., 5.65%, 6/1/54		65,000	62,807
Metals and Mining — 0.0%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		215,000	214,583
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		185,000	162,784
Oil, Gas and Consumable Fuels — 0.0%
Antero Resources Corp., 7.625%, 2/1/29(6)		65,000	66,471
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		167,898	166,920
Personal Care Products — 0.0%
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		180,000	168,451
Specialty Retail — 0.0%
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)		210,000	189,526
TOTAL CORPORATE BONDS (Cost $6,068,506)			5,915,207
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		1,344	1,335
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		358,406	362,902
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)		693,837	696,460
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)		243,987	246,594
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)		440,049	443,788

Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)	502,329	505,138
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	7,848	7,020
		2,263,237
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)	160,963	160,503
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,416,051)		2,423,740
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)	430,000	425,420
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.59%, (1-month SOFR plus 1.26%), 11/15/38(6)	397,000	395,635
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(6)	398,000	402,595
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.70%, 1/6/29(6)	398,000	419,203
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.76%, (1-month SOFR plus 1.44%), 3/15/42(6)	446,000	439,050
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)	313,000	314,858
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,397,723)		2,396,761
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
ARES XLVIII CLO Ltd., Series 2018-48A, Class B, VRN, 6.11%, (3-month SOFR plus 1.84%), 7/20/30(6)	325,000	325,423
Barings CLO Ltd., Series 2019-4A, Class BR, VRN, 6.11%, (3-month SOFR plus 1.85%), 7/15/37(6)	675,000	676,417
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.29%, (3-month SOFR plus 2.01%), 4/17/30(6)	250,000	249,818
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.63%, (3-month SOFR plus 2.36%), 7/18/30(6)	175,000	175,209
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.64%, (3-month SOFR plus 2.36%), 1/25/32(6)	300,000	300,439
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,732,110)		1,727,306
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	1,490	831,360
iShares MSCI EAFE Small-Cap ETF	581	38,637
TOTAL EXCHANGE-TRADED FUNDS (Cost $893,917)		869,997
PREFERRED SECURITIES — 0.1%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	319,931
Electric Utilities — 0.0%
Enel SpA, 2.25%	100,000	111,747
Insurance — 0.0%
Generali, 4.60%	100,000	114,180
Oil, Gas and Consumable Fuels — 0.0%
Eni SpA, 3.375%	200,000	219,949
TOTAL PREFERRED SECURITIES (Cost $911,401)		765,807
ASSET-BACKED SECURITIES — 0.1%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	168,768	157,081
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	296,297
TOTAL ASSET-BACKED SECURITIES (Cost $470,324)		453,378
MUNICIPAL SECURITIES — 0.1%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	34,330
New York City GO, 6.27%, 12/1/37	5,000	5,400
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	32,423
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	63,260
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(8)	30,000	30,493
State of California GO, 7.60%, 11/1/40	40,000	48,607
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,303
TOTAL MUNICIPAL SECURITIES (Cost $288,044)		244,816

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Insurance — 0.0%
Allianz SE, 2.625% (Cost $245,123)	200,000	190,319
SHORT-TERM INVESTMENTS — 3.4%
Commercial Paper(9) — 0.9%
Aquitaine Funding Co. LLC, VRN, 4.75%, 12/1/25(6)	2,150,000	2,150,000
Bank of Montreal, VRN, 4.62%, 11/26/25(6)	2,500,000	2,499,696
Ionic Funding LLC, 4.56%, 6/2/25(6)	1,000,000	995,957
		5,645,653
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,467,299	11,467,299
State Street Navigator Securities Lending Government Money Market Portfolio(10)	5,141,312	5,141,312
		16,608,611
TOTAL SHORT-TERM INVESTMENTS (Cost $22,254,673)		22,254,264
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $529,149,635)		665,894,155
OTHER ASSETS AND LIABILITIES — (3.2)%		(20,771,022)
TOTAL NET ASSETS — 100.0%		$645,123,133

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	124,836	AUD	198,968	Morgan Stanley	6/18/25	$(2,679)
BRL	1,933,082	USD	324,574	Citibank N.A.	6/18/25	12,452
CAD	18,331	USD	12,862	Citibank N.A.	6/27/25	472
CAD	20,889	USD	14,889	Citibank N.A.	6/27/25	307
CAD	37,156	USD	26,173	Citibank N.A.	6/27/25	856
CAD	43,049	USD	30,341	Citibank N.A.	6/27/25	975
CAD	11,041	USD	7,770	Citibank N.A.	6/27/25	262
CAD	14,029	USD	9,995	Citibank N.A.	6/27/25	211
CAD	15,551	USD	11,156	Citibank N.A.	6/27/25	156
CAD	33,414	USD	24,159	Citibank N.A.	6/27/25	149
CAD	12,911	USD	9,337	Citibank N.A.	6/27/25	55
CAD	8,449	USD	6,127	Citibank N.A.	6/27/25	20
CAD	19,235	USD	13,933	Citibank N.A.	6/27/25	59
CAD	12,684	USD	9,212	Citibank N.A.	6/27/25	16
USD	242,975	CAD	348,385	Morgan Stanley	6/18/25	(10,344)
USD	398,575	CAD	568,193	Citibank N.A.	6/27/25	(14,763)
USD	9,979	CAD	13,792	Citibank N.A.	6/27/25	(54)
CLP	89,124,380	USD	94,953	Morgan Stanley	6/18/25	(859)
CNY	2,989,462	USD	414,397	Citibank N.A.	5/30/25	664
COP	847,164,877	USD	201,110	Goldman Sachs & Co.	6/18/25	(1,885)
CZK	5,875,397	USD	257,246	Morgan Stanley	6/18/25	9,764
DKK	73,696	USD	11,262	Goldman Sachs & Co.	6/27/25	(34)
DKK	33,902	USD	4,930	UBS AG	6/27/25	235
DKK	26,047	USD	3,791	UBS AG	6/27/25	178
DKK	39,690	USD	5,788	UBS AG	6/27/25	259
DKK	28,941	USD	4,308	UBS AG	6/27/25	102
DKK	71,525	USD	10,514	UBS AG	6/27/25	384
DKK	57,985	USD	8,738	UBS AG	6/27/25	96
DKK	21,085	USD	3,225	UBS AG	6/27/25	(13)
USD	5,168	DKK	33,799	Citibank N.A.	6/27/25	18
USD	5,971	DKK	39,070	Citibank N.A.	6/27/25	18

USD	4,877	DKK	31,938	Citibank N.A.	6/27/25	11
USD	159,807	DKK	1,093,135	UBS AG	6/27/25	(6,747)
USD	4,873	DKK	32,145	UBS AG	6/27/25	(25)
EUR	41,270	USD	47,054	Citibank N.A.	6/18/25	(175)
EUR	109,649	USD	124,877	JPMorgan Chase Bank N.A.	6/18/25	(326)
EUR	100,000	USD	109,748	Morgan Stanley	6/18/25	3,844
EUR	97,019	USD	105,107	Morgan Stanley	6/18/25	5,098
EUR	57,340	USD	62,210	Bank of America N.A.	6/27/25	2,960
EUR	5,281	USD	5,731	Bank of America N.A.	6/27/25	272
EUR	59,269	USD	64,315	Bank of America N.A.	6/27/25	3,048
EUR	3,799	USD	4,167	Bank of America N.A.	6/27/25	152
EUR	5,254	USD	5,910	Bank of America N.A.	6/27/25	62
EUR	8,084	USD	8,789	Goldman Sachs & Co.	6/27/25	398
EUR	8,461	USD	9,639	Goldman Sachs & Co.	6/27/25	(22)
EUR	57,168	USD	65,381	Goldman Sachs & Co.	6/27/25	(406)
EUR	57,872	USD	63,801	Morgan Stanley	6/27/25	1,974
EUR	7,356	USD	8,110	Morgan Stanley	6/27/25	251
EUR	3,934	USD	4,317	Morgan Stanley	6/27/25	154
EUR	56,025	USD	61,480	Morgan Stanley	6/27/25	2,195
EUR	4,554	USD	4,941	UBS AG	6/27/25	235
USD	4,351,021	EUR	3,984,131	Citibank N.A.	6/18/25	(174,594)
USD	628,497	EUR	577,609	Bank of America N.A.	6/27/25	(27,992)
USD	49,292	EUR	45,301	Bank of America N.A.	6/27/25	(2,195)
USD	7,114	EUR	6,413	Bank of America N.A.	6/27/25	(175)
USD	66,039	EUR	59,534	Bank of America N.A.	6/27/25	(1,625)
USD	76,063	EUR	67,030	Bank of America N.A.	6/27/25	(121)
USD	7,124	EUR	6,278	Bank of America N.A.	6/27/25	(11)
USD	5,447	EUR	4,769	Bank of America N.A.	6/27/25	26
USD	628,555	EUR	577,609	Goldman Sachs & Co.	6/27/25	(27,934)
USD	49,297	EUR	45,301	Goldman Sachs & Co.	6/27/25	(2,191)
USD	8,556	EUR	7,491	Goldman Sachs & Co.	6/27/25	43
USD	628,472	EUR	577,609	Morgan Stanley	6/27/25	(28,017)
USD	49,290	EUR	45,301	Morgan Stanley	6/27/25	(2,197)
USD	49,279	EUR	45,301	UBS AG	6/27/25	(2,209)
USD	628,321	EUR	577,609	UBS AG	6/27/25	(28,168)
GBP	20,000	USD	26,768	Bank of America N.A.	6/18/25	(109)
GBP	19,012	USD	24,223	Bank of America N.A.	6/27/25	1,120
GBP	21,882	USD	27,937	Bank of America N.A.	6/27/25	1,231
GBP	85,846	USD	113,818	Bank of America N.A.	6/27/25	614
USD	1,536,850	GBP	1,189,064	Morgan Stanley	6/18/25	(48,098)
USD	28,207	GBP	21,523	Bank of America N.A.	6/27/25	(483)
USD	49,083	GBP	38,419	Bank of America N.A.	6/27/25	(2,130)
USD	26,741	GBP	20,163	Bank of America N.A.	6/27/25	(137)
USD	462,370	GBP	357,403	Citibank N.A.	6/27/25	(14,045)
USD	22,728	GBP	17,050	Citibank N.A.	6/27/25	—
USD	462,337	GBP	357,403	Goldman Sachs & Co.	6/27/25	(14,078)
USD	26,092	GBP	19,714	Morgan Stanley	6/27/25	(186)
HUF	44,581,258	USD	120,310	Morgan Stanley	6/18/25	4,290
IDR	1,743,912,782	USD	105,541	Morgan Stanley	6/18/25	(354)
INR	39,542,860	USD	450,464	Bank of America N.A.	6/18/25	15,381
USD	361,849	JPY	53,207,772	Morgan Stanley	6/18/25	(12,256)
USD	296,166	MXN	6,105,438	JPMorgan Chase Bank N.A.	6/18/25	(13,333)
MYR	1,983,273	USD	451,415	Morgan Stanley	6/18/25	9,010
USD	46,308	NOK	493,681	Morgan Stanley	6/18/25	(1,146)
PEN	363,681	USD	99,050	Bank of America N.A.	6/18/25	9

PLN	1,407,122	USD	364,225	Morgan Stanley	6/18/25	7,598
RON	800,295	USD	174,781	Goldman Sachs & Co.	6/18/25	6,976
THB	11,865,912	USD	353,497	JPMorgan Chase Bank N.A.	6/18/25	2,849
TRY	3,060,182	USD	77,214	JPMorgan Chase Bank N.A.	6/18/25	(1,652)
USD	954,030	ZAR	17,533,809	Citibank N.A.	6/18/25	14,653
ZAR	17,669,619	USD	963,656	JPMorgan Chase Bank N.A.	6/18/25	(17,003)
ZAR	5,771,307	USD	304,337	Morgan Stanley	6/18/25	4,862
						$(343,747)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	32	June 2025	$2,356,650	$35,117
Euro-Bund 10-Year Bonds	3	June 2025	447,861	2,816
Euro-OAT 10-Year Bonds	5	June 2025	711,657	5,090
U.K. Gilt 10-Year Bonds	18	June 2025	2,243,415	28,436
U.S. Treasury Ultra Bonds	11	June 2025	1,331,344	(19,834)
			$7,090,927	$51,625
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	48	June 2025	$9,991,125	$(21,875)
U.S. Treasury 10-Year Notes	4	June 2025	448,875	(10,070)
U.S. Treasury 10-Year Ultra Notes	26	June 2025	2,983,094	(24,754)
			$13,423,094	$(56,699)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 43	Sell	5.00%	12/20/29		$12,470,000	$875,788	$(324,123)	$551,665
Markit CDX North America High Yield Index Series 44	Sell	5.00%	6/20/30		$3,780,000	115,340	43,340	158,680
Markit iTraxx Europe Senior Financial Index Series 42	Sell	1.00%	12/20/29	EUR	2,450,000	46,915	(2,338)	44,577
						$1,038,043	$(283,121)	$754,922
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,123,996. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,914,758.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,725,994, which represented 2.6% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Escrowed to maturity in U.S. government securities or state and local government securities.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,312,281, which includes securities collateral of $1,170,969.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$339,331,710	—	—
Common Stocks	151,490,302	$53,000,897	—
U.S. Treasury Securities	—	49,833,438	—
U.S. Government Agency Mortgage-Backed Securities	—	27,938,893	—
Sovereign Governments and Agencies	—	7,057,320	—
Corporate Bonds	—	5,915,207	—
Collateralized Mortgage Obligations	—	2,423,740	—
Commercial Mortgage-Backed Securities	—	2,396,761	—
Collateralized Loan Obligations	—	1,727,306	—
Exchange-Traded Funds	869,997	—	—
Preferred Securities	—	765,807	—
Asset-Backed Securities	—	453,378	—
Municipal Securities	—	244,816	—
Convertible Preferred Securities	—	190,319	—
Short-Term Investments	16,608,611	5,645,653	—
	$508,300,620	$157,593,535	—
Other Financial Instruments
Futures Contracts	—	$71,459	—
Swap Agreements	—	754,922	—
Forward Foreign Currency Exchange Contracts	—	117,024	—
	—	$943,405	—
Liabilities
Other Financial Instruments
Futures Contracts	$76,533	—	—
Forward Foreign Currency Exchange Contracts	—	$460,771	—
	$76,533	$460,771	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,565	—	—	$(133)	$13,432	288	—	$506
American Century Focused Dynamic Growth ETF(3)	40,113	—	$5,007	(1,166)	33,940	362	$5,143	—
American Century Focused Large Cap Value ETF	38,905	$391	872	36	38,460	573	341	544
American Century Multisector Income ETF	23,082	1,329	—	(94)	24,317	557	—	1,091
American Century Quality Diversified International ETF	30,053	1,058	790	2,598	32,919	609	33	392
American Century Short Duration Strategic Income ETF	3,647	—	—	(4)	3,643	71	—	149
American Century U.S. Quality Growth ETF(4)	35,678	1,277	3,284	2,537	36,208	372	2,801	75
American Century U.S. Quality Value ETF(4)	36,875	630	586	77	36,996	626	55	464
Avantis Emerging Markets Equity ETF(4)	36,647	9,880	7,213	(1,740)	37,574	621	1,353	783
Avantis International Equity ETF(4)	19,478	11,507	12,889	632	18,728	272	676	385
Avantis International Small Cap Value ETF	9,014	205	389	517	9,347	129	85	204
Avantis U.S. Equity ETF	41,243	3,699	1,303	(1,128)	42,511	469	10	437
Avantis U.S. Small Cap Value ETF	14,647	209	1,067	(2,532)	11,257	136	260	161
American Century Emerging Markets Bond ETF	5,185	—	6,661	1,476	—	—	(1,419)	61
	$348,132	$30,185	$40,061	$1,076	$339,332	5,085	$9,338	$5,252
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.